FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 1,039	$ 871
Financial liabilities	5,537	5,745
Carrying amount | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	5,155	5,536
Carrying amount | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	382	209
Carrying amount | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	571	612
Carrying amount | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	428	258
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	40	1
Estimated fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	1,039	871
Financial liabilities	7,670	7,063
Estimated fair value | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	7,288	6,854
Estimated fair value | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	382	209
Estimated fair value | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	571	612
Estimated fair value | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	428	258
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 40	$ 1